FIRST AMERICAN INVESTMENT FUNDS, INC.
                            Oaks, Pennsylvania 19456


                                January 31, 1997


Securities and Exchange Commission                        VIA EDGAR TRANSMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: First American Investment Funds, Inc. (the "Company") Registration Statement on Form N-1A
                  File Nos.  33-16905 and 811-5309
                  Rule 497(j) Certification

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in the most recent amendment (Post-Effective Amendment No. 27, filed via EDGAR on January 29, 1997) to the Company's Registration Statement on Form N-1A referred to above.


                                               Very truly yours,

                                               /s/ Kathryn Stanton

                                               Kathryn Stanton
                                               Vice President

cc:      Jeff Wilson
         Kathryn Stanton
         Donna Rafa
         Mike Beattie
         Patrick Boehmer
         Anne Oswald
         Michael J. Radmer